 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Palm Valley Capital Fund
Investor Class | PVCMX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ending December 31, 2024, the Palm Valley Capital Fund Investor Class returned 4.22% versus 8.70% for the S&P SmallCap 600 Total Return Index. The Fund’s lower performance compared to small cap benchmarks was due to a substantial allocation to Treasury bills and other cash equivalents, as well as lower returns on the Fund’s equity holdings. During the year, the average percentage of the Fund held in Treasury bills and money market funds was 81%. The Fund’s equity positions increased 6.9% during 2024. We have focused on researching out of favor stocks, and some of these companies are experiencing current business pressure. We’re seeking those that have a history of profitability outside of cyclical troughs and are trading at a low multiple of normalized earnings.

Top Contributors
↑	Sprott Physical Silver Trust (PSLV)
↑	Lassonde Industries (LAS CN)
↑	Sprott Physical Gold Trust (PHYS)

Top Detractors
↓	TrueBlue (TBI)
↓	SSR Mining (SSRM)
↓	Carters (CRI)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees, if applicable and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Palm Valley Capital Fund	PAGE 1	TSR-AR-81752T684

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2019)
Investor Class	4.22	7.78	7.09
S&P 500 TR	25.02	14.53	14.83
S&P SmallCap 600 TR	8.70	8.36	8.42
Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,846,954
Number of Holdings	21
Net Advisory Fee	$1,741,212
Portfolio Turnover	64%
Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Industry	(% of net assets)
Temporary Help Services	3.4%
Animal Slaughtering and Processing	2.6%
Clothing and Clothing Accessories Retailers	2.5%
Computer Systems Design and Related Services	2.5%
Fruit and Vegetable Canning, Pickling, and Drying	1.8%
Natural Gas Distribution	1.3%
Lessors of Other Real Estate Property	1.0%
Management Consulting Services	0.9%
Electric Power Generation	0.9%
Cash & Other	83.1%

Top 10 Issuers	(% of net assets)
United States Treasury Bill	73.5%
First American Treasury Obligations Fund	4.2%
Sprott Physical Silver Trust	2.8%
Carter’s, Inc.	2.5%
Amdocs Ltd.	2.5%
Sprott Physical Gold Trust	2.0%
Lassonde Industries, Inc.	1.8%
WH Group Ltd.	1.6%
TrueBlue, Inc.	1.4%
Northwest Natural Holding Co.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.palmvalleycapital.com/mutual-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Palm Valley Capital Management documents not be householded, please contact Palm Valley Capital Management at 1-888-224-7256 (PALM), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Palm Valley Capital Management or your financial intermediary.
Palm Valley Capital Fund	PAGE 2	TSR-AR-81752T684

Palm Valley Capital Fund
Institutional Class | PVCIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ending December 31, 2024, the Palm Valley Capital Fund Institutional Class returned 4.56% versus 8.70% for the S&P SmallCap 600 Total Return Index. The Fund’s lower performance compared to small cap benchmarks was due to a substantial allocation to Treasury bills and other cash equivalents, as well as lower returns on the Fund’s equity holdings. During the year, the average percentage of the Fund held in Treasury bills and money market funds was 81%. The Fund’s equity positions increased 6.9% during 2024. We have focused on researching out of favor stocks, and some of these companies are experiencing current business pressure. We’re seeking those that have a history of profitability outside of cyclical troughs and are trading at a low multiple of normalized earnings.

Top Contributors
↑	Sprott Physical Silver Trust (PSLV)
↑	Lassonde Industries (LAS CN)
↑	Sprott Physical Gold Trust (PHYS)

Top Detractors
↓	TrueBlue (TBI)
↓	SSR Mining (SSRM)
↓	Carters (CRI)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees, if applicable and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Palm Valley Capital Fund	PAGE 1	TSR-AR-81752T452

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Institutional Class	4.56	6.99
S&P 500 TR	25.02	36.22
S&P SmallCap 600 TR	8.70	28.26
Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,846,954
Number of Holdings	21
Net Advisory Fee	$1,741,212
Portfolio Turnover	64%
Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Industry	(% of net assets)
Temporary Help Services	3.4%
Animal Slaughtering and Processing	2.6%
Clothing and Clothing Accessories Retailers	2.5%
Computer Systems Design and Related Services	2.5%
Fruit and Vegetable Canning, Pickling, and Drying	1.8%
Natural Gas Distribution	1.3%
Lessors of Other Real Estate Property	1.0%
Management Consulting Services	0.9%
Electric Power Generation	0.9%
Cash & Other	83.1%

Top 10 Issuers	(% of net assets)
United States Treasury Bill	73.5%
First American Treasury Obligations Fund	4.2%
Sprott Physical Silver Trust	2.8%
Carter’s, Inc.	2.5%
Amdocs Ltd.	2.5%
Sprott Physical Gold Trust	2.0%
Lassonde Industries, Inc.	1.8%
WH Group Ltd.	1.6%
TrueBlue, Inc.	1.4%
Northwest Natural Holding Co.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.palmvalleycapital.com/mutual-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Palm Valley Capital Management documents not be householded, please contact Palm Valley Capital Management at 1-888-224-7256 (PALM), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Palm Valley Capital Management or your financial intermediary.
Palm Valley Capital Fund	PAGE 2	TSR-AR-81752T452

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended December 31, 2024 and December 31, 2023, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$15,750	$14,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$0	0%
Registrant’s Investment Adviser	$0	0%

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PALM VALLEY CAPITAL FUND
INVESTOR CLASS – PVCMX
INSTITUTIONAL CLASS – PVCIX
Core Financial Statements
December 31, 2024

Palm Valley Capital Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 16.7%
Animal Slaughtering and Processing - 2.6%
Seaboard Corp.	1,048	$2,546,283
WH Group Ltd. - ADR	264,174	4,065,638
		6,611,921
Clothing and Clothing Accessories Retailers - 2.5%
Carter's, Inc.	118,762	6,435,713
Computer Systems Design and Related Services - 2.5%
Amdocs Ltd.	73,436	6,252,341
Electric Power Generation - 0.9%
Avista Corp.	60,562	2,218,386
Fruit and Vegetable Canning, Pickling, and Drying - 1.8%
Lassonde Industries, Inc. - Class A	35,595	4,576,871
General Freight Trucking, Long-Distance - 0.4%
Heartland Express, Inc.	89,507	1,004,269
Household and Institutional Furniture Manufacturing - 0.4%
Hooker Furnishings Corp.	67,281	942,607
Management Consulting Services - 0.9%
Resources Connection, Inc.	261,124	2,227,388
Natural Gas Distribution - 1.3%
Northwest Natural Holding Co.	83,653	3,309,313
Temporary Help Services - 3.4%
Kelly Services, Inc. - Class A	175,675	2,448,910
ManpowerGroup, Inc.	44,251	2,554,168
TrueBlue, Inc.(a)	438,047	3,679,595
		8,682,673
TOTAL COMMON STOCKS (Cost $41,836,410)		42,261,482
EXCHANGE TRADED FUNDS - 4.8%
Sprott Physical Gold Trust(a)	252,759	5,090,566
Sprott Physical Silver Trust(a)	730,530	7,049,615
TOTAL EXCHANGE TRADED FUNDS (Cost $9,266,445)		12,140,181
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Lessors of Other Real Estate Property - 1.0%
Farmland Partners, Inc.	213,686	2,512,947
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,227,362)		2,512,947

The accompanying notes are an integral part of these financial statements.

1

Palm Valley Capital Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 77.7%
Money Market Funds - 4.2%
First American Treasury Obligations Fund - Class X, 4.40%(b)	10,732,133	$10,732,133
	Par
U.S. Treasury Bills - 73.5%
5.20%, 01/09/2025(c)	$56,255,000	56,209,012
4.86%, 02/20/2025(c)	51,934,000	51,639,964
4.43%, 04/17/2025(c)	40,400,000	39,912,700
4.36%, 05/29/2025(c)	39,510,000	38,843,579
		186,605,255
TOTAL SHORT-TERM INVESTMENTS (Cost $197,233,720)		197,337,388
TOTAL INVESTMENTS - 100.2% (Cost $250,563,937)		$254,251,998
Liabilities in Excess of Other Assets - (0.2)%		(405,044)
TOTAL NET ASSETS - 100.0%		$253,846,954

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	The rate shown is the yield to maturity as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

PALM VALLEY CAPITAL FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

ASSETS:
Investments, at value (Cost $250,563,937)	$254,251,998
Dividends and interest receivable	361,577
Receivable for Fund shares sold	228,544
Prepaid expenses and other receivables	35,084
Total assets	254,877,203
LIABILITIES:
Payable for investments purchased	448,482
Payable to Adviser	132,115
Distribution fees payable	64,064
Payable for Fund shares redeemed	210,475
Payable for fund administration and fund accounting fees	62,575
Payable for sub-transfer agent fees and expenses	42,933
Payable for transfer agent fees and expenses	28,202
Payable for audit fees	19,250
Payable for custodian fees	9,222
Payable for compliance fees	4,566
Accrued expenses and other liabilities	8,365
Total liabilities	1,030,249
NET ASSETS	$253,846,954
NET ASSETS CONSIST OF:
Paid-in capital	$250,239,957
Total distributable earnings	3,606,997
Total net assets	$253,846,954

	Investor Class Shares	Institutional Class Shares
Net assets	$159,506,842	$94,340,112
Shares issued and outstanding(1)	13,085,548	7,754,709
Net asset value, offering, and redemption price per share	$12.19	$12.17

(1)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

PALM VALLEY CAPITAL FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Dividend income (net of foreign taxes of $21,749)	$1,209,935
Interest income	11,271,303
Total investment income	12,481,238
EXPENSES:
Investment advisory fees (See Note 3)	2,432,787
Distribution fees (See Note 5)	512,482
Sub-transfer agent fees	301,581
Fund administration and fund accounting fees (See Note 3)	286,895
Transfer agent fees (See Note 3)	115,528
Federal and state registration fees	81,420
Reports to shareholders	45,760
Custodian fees (See Note 3)	39,099
Audit fees	20,160
Trustees’ fees (See Note 3)	19,181
Compliance fees (See Note 3)	18,065
Legal fees	15,629
Other	18,566
Total expenses before waiver/reimbursement	3,907,153
Less: Expense waiver/reimbursement by Adviser (See Note 3)	(691,575)
Net expenses	3,215,578
NET iNVESTMENT iNCOME	9,265,660
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	5,611,073
Foreign currency transactions	(5,140)
Net realized gain	5,605,933
Net change in unrealized appreciation (depreciation) on:
Investments	(3,383,501)
Net change in unrealized depreciation	(3,383,501)
Net realized and unrealized gain on investments	2,222,432
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,488,092

The accompanying notes are an integral part of these financial statements.

4

PALM VALLEY CAPITAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income	$9,265,660	$6,783,254
Net realized gain on investments and foreign currency transactions	5,605,933	5,745,003
Change in unrealized appreciation(depreciation) on investments	(3,383,501)	7,252,830
Net increase in net assets resulting from operations	11,488,092	19,781,087
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(10,668,654)	(11,077,370)
Institutional Class	(6,467,409)	(380,811)
Total distributions to shareholders	(17,136,063)	(11,458,181)
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	13,222,012	51,971,659
NET INCREASE IN NET ASSETS	7,574,041	60,294,565
NET ASSETS:
Beginning of year	246,272,913	185,978,348
End of year	$253,846,954	$246,272,913

(1)	A summary of capital shares is as follows:

	For the Year Ended December 31,
	2024		2023
	Shares	Amount	Shares	Amount
SHARE TRANSACTIONS:
Investor Class
Issued	4,876,861	$61,637,995	6,797,329	$84,699,143
Issued to holders in reinvestment of dividends	860,050	10,475,409	871,018	10,905,147
Redeemed	(11,700,927)	(148,803,310)	(4,144,360)	(51,678,081)
Net increase (decrease) in Investor Class	(5,964,016)	$(76,689,906)	3,523,987	$43,926,209
Institutional Class(2)
Issued	8,741,391	$111,327,550	599,852	$7,664,698
Issued to holders in reinvestment of dividends	530,776	6,448,934	30,465	380,812
Redeemed	(2,147,771)	(27,864,566)	(4)	(60)
Net increase in Institutional Class	7,124,396	$89,911,918	630,313	$8,045,450
Net increase in shares outstanding	1,160,380	$13,222,012	4,154,300	$51,971,659

(2)	Commencement date of Institutional Class was October 30, 2023.
The accompanying notes are an integral part of these financial statements.

5

PALM VALLEY CAPITAL FUND
FINANCIAL HIGHLIGHTS
Investor Class
For a Fund Share outstandings throughout each year.

	For the Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$12.51	$11.98	$11.88	$11.68	$10.07
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.42	0.39	0.06	(0.11)	(0.06)
Net realized and unrealized gain on investments	0.10	0.74	0.31	0.54	1.99
Total from investment operations	0.52	1.13	0.37	0.43	1.93
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.35)	(0.05)	—	—
Net realized gains	(0.38)	(0.25)	(0.22)	(0.23)	(0.32)
Total distributions	(0.84)	(0.60)	(0.27)	(0.23)	(0.32)
Redemption fees	—	—	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$12.19	$12.51	$11.98	$11.88	$11.68
TOTAL RETURN	4.22%	9.47%	3.16%	3.72%	19.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$159,507	$238,399	$185,978	$79,520	$24,603
Ratio of gross expenses to average net assets:
Before expense reimbursement	1.50%	1.46%	1.50%	1.78%	3.38%
After expense reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	3.35%	3.14%	0.51%	−0.89%	−0.51%
Portfolio turnover rate(3)	64%	55%	72%	82%	196%

(1)	Calculated based on average shares outstanding during the year.
(2)	Amount per share is less than $0.005.
(3)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

6

PALM VALLEY CAPITAL FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a Fund Share outstanding throughout each period.

	Period Ended December 31, 2024	For the Period Ended December 31, 2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$12.49	$12.68
INVESTMENT OPERATIONS:
Net investment income(2)	0.47	0.09
Net realized and unrealized gain on investments	0.09	0.36
Total from investment operations	0.56	0.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.39)
Net realized gains	(0.38)	(0.25)
Total distributions	(0.88)	(0.64)
Net asset value, end of period	$12.17	$12.49
TOTAL RETURN(3)	4.56%	3.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$94,340	$7,874
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	1.28%	1.37%
After expense reimbursement(4)	1.00%	1.02%
Ratio of net investment income to average net assets(4)	3.68%	3.88%
Portfolio turnover rate(3)(5)	64%	55%

(1)	Commencement date of the Institutional Class was October 30, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

7

PALM VALLEY CAPITAL FUND
Notes to the Financial Statements
DECEMBER 31, 2024
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) is a Delaware statutory trust organized on July 27, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Palm Valley Capital Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Palm Valley Capital Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operation services to the Fund. The Fund invests primarily in a portfolio of U.S. common stocks of small-cap companies that offer attractive risk-adjusted returns. The Fund considers small-cap companies to be those that, at the time of investment, have a market capitalization of less than $10 billion. Under normal circumstances, the Fund will hold common stocks of fewer than 40 different companies.
The Fund commenced operations on May 1, 2019. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund offers an Investor Class and Institutional Class. The Institutional Class commenced operations on October 30, 2023. Investor and Institutional Class shares have no front end sales loads or deferred sales charges. Investor Class shares are subject to a distribution fee of up to 0.25% of average daily net assets.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

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PALM VALLEY CAPITAL FUND
Notes to the Financial Statements
DECEMBER 31, 2024(Continued)
Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$42,261,482	$—	$—	$42,261,482
Exchange Traded Funds	12,140,181	—	—	12,140,181
Real Estate Investment Trusts	2,512,947	—	—	2,512,947
Money Market Funds	10,732,133	—	—	10,732,133
U.S. Treasury Bills	—	186,605,255	—	186,605,255
Total Investments	$67,646,743	$186,605,255	$—	$254,251,998

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the year ended December 31, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

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PALM VALLEY CAPITAL FUND
Notes to the Financial Statements
DECEMBER 31, 2024(Continued)
B.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards, and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
C.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement ofAssets and Liabilities.

D.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

E.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

F.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed up to 0.25% of average daily net assets of Investor Class shares (See Note 5).

G.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

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PALM VALLEY CAPITAL FUND
Notes to the Financial Statements
DECEMBER 31, 2024(Continued)
H.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.90% of the Fund’s average daily net assets.
The Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding Rule 12b-1 fees – Investor Class (see Note 5), shareholder servicing fees, acquired fund fees and expenses, redemption fees, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark- downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average daily net asset value. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
January 2027 – December 2027	$691,575
January 2026 – December 2026	$459,414
January 2025 – December 2025	$371,880

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended December 31, 2024, are disclosed in the Statement of Operations.
Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended

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PALM VALLEY CAPITAL FUND
Notes to the Financial Statements
DECEMBER 31, 2024(Continued)
December 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by taxing authorities for the tax years prior to December 31, 2021.
As of December 31, 2024, the components of distributable earnings on a tax basis were:

Tax cost of Investments*	$250,826,629
Gross unrealized appreciation	6,613,120
Gross unrealized depreciation	(3,187,752)
Net unrealized appreciation	3,425,368
Undistributed ordinary income	—
Undistributed long-term capital gains	181,629
Other accumulated gains/(losses)	—
Total distributable earnings	$3,606,997

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.
As of December 31, 2024, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31. For the taxable period ended December 31, 2024, the Fund does not plan to defer any qualified late year losses.
Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
For the year ended December 31, 2024, the following table shows the reclassifications made:

Distributable Earnings	Paid In Capital
$55	$(55)

The tax character of distributions paid for the year ended December 31, 2024, and December 31, 2023, were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2024	$10,199,685	$6,936,378	$17,136,063
2023	$9,175,870	$2,282,311	$11,458,181

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

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PALM VALLEY CAPITAL FUND
Notes to the Financial Statements
DECEMBER 31, 2024(Continued)
5. DISTRIBUTION FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate up to 0.25% average daily net assets of the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by the Board no less frequently than annually. For the year ended December 31, 2024, the Investor Class incurred expenses of $512,482 pursuant to the Plan.
Distribution fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.00% for the Investor Class shares.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended December 31, 2024, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$33,470,769	$33,145,160

7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2024, Charles Schwab, for the benefit of its customers, owned more than 25% of the outstanding shares of the Fund. As of December 31, 2024, affiliates of the Advisor held 3.09% of the outstanding shares of the Fund.
8. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no items require recognition or disclosure.

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PALM VALLEY CAPITAL FUND
Report of Independent Registered Public Accounting Firm
To the Shareholders of Palm Valley Capital Fund and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Palm Valley Capital Fund (the “Fund”), a series of Series Portfolios Trust, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2025

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PALM VALLEY CAPITAL FUND
Additional Information
DECEMBER 31, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-888-224-7256 (PALM).
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-224-7256 (PALM). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent year ended December 31, is available (1) without charge, upon request, by calling 1-888-224- 7256 (PALM), or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 11.08%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024, was 0.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 8.75%.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
At a meeting held on July 24-25, 2024 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Palm Valley Capital Fund (the “Fund”), and Palm Valley Capital Management, LLC (“Palm Valley”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Palm Valley to continue serving as the Fund’s investment adviser for another year. In connection with the annual review process and in advance of the Meeting, Palm Valley provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Palm Valley included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Palm Valley, including Palm Valley’s portfolio manager and other personnel, and the investment practices and techniques used by Palm Valley in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Palm Valley and the Fund’s total operating

15

PALM VALLEY CAPITAL FUND
Additional Information
DECEMBER 31, 2024 (Unaudited)(Continued)
expenses compared with those of a peer group of registered funds; (iv) the financial condition of Palm Valley; (v) Palm Valley’s profitability with respect to managing the Fund; (vi) the extent to which any economies of scale realized by Palm Valley in connection with its services to the Fund are shared with Fund shareholders; and (v) other ancillary or “fall-out” benefits Palm Valley and/or its affiliates, if any, may receive based on Palm Valley’s relationship with the Fund. In addition to the Meeting, the Board met on June 20, 2024, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by Palm Valley in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Palm Valley furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Palm Valley, Palm Valley’s personnel and business operations, marketing and distribution activity for the Fund, and compliance and operational matters related to the Fund and Palm Valley. The Board also considered the presentation by representatives of Palm Valley received at the Board’s meeting held on April 24-25, 2024.
In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge and experience gained over time through previous interactions with Palm Valley in overseeing the Fund. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Palm Valley, Fund Services and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND
The Board considered the nature, extent and quality of services provided to the Fund by Palm Valley under the Advisory Agreement. The Board considered, among other things, the terms of the Advisory Agreement and the range of services provided by Palm Valley. The Board received and considered information regarding, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. The Board also received and considered information about Palm Valley’s investment process and investment strategy for the Fund, Palm Valley’s approach to security selection, Palm Valley’s investment research capabilities and resources, and the overall positioning of the Fund’s portfolio. The Board also considered Palm Valley’s trade execution capabilities and experience. The Board noted that Palm Valley had been managing the Fund’s portfolio since its inception. In addition, the Board considered the quality of Palm Valley’s communications with the Board and Fund Services and responsiveness to inquiries and requests made from time to time with respect to the Fund.
The Board evaluated the ability of Palm Valley, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals to service the Fund. The Board further considered Palm Valley’s compliance program and its compliance record since the inception of the Fund, including past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of Palm Valley’s compliance program. The Board also considered the entrepreneurial and other risks assumed by Palm Valley in connection with the services provided to the Fund.
Based on these considerations, the Board concluded, within the context of its full deliberations, that Palm Valley is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.
INVESTMENT PERFORMANCE
The Board considered the Fund’s investment performance. In this regard, the Board reviewed the performance of the Fund as of June 30, 2024, as compared to its benchmark index, the S&P SmallCap 600 Total Return Index. The Board noted that the Fund outperformed the index for the three-year period, but underperformed the index for the year-to-date, one-year, five-year and since inception periods. Additionally, the Board considered the Fund’s investment performance as compared to a universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance

16

PALM VALLEY CAPITAL FUND
Additional Information
DECEMBER 31, 2024 (Unaudited)(Continued)
Universe”). The Board considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year, two-year, three-year, four-year and five-year periods ended April 30, 2024. The Board noted that the Investor Class shares of the Fund outperformed the Performance Universe median and average for the three-year period but underperformed the Performance Universe median and average for the one-year, four-year and five-year periods ended April 30, 2024. The Board also noted that for the two-year period, the Investor Class shares of the Fund outperformed the Performance Universe median but underperformed the Performance Universe average. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, Palm Valley identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Palm Valley’s analysis of the Fund’s performance for these time periods.
Based on these considerations, the Board concluded that the performance results achieved by Palm Valley for the Fund were satisfactory given market conditions. The Board further concluded that it continued to have confidence in Palm Valley’s overall capabilities to manage the Fund.
FEES AND EXPENSES
The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Palm Valley for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of a group of peer funds (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate was higher than the Expense Group average and was equal to the Expense Group median.
The Board noted that Palm Valley reported that it does not serve as an investment adviser or sub-adviser to registered funds other than the Fund, but the Board received and considered information about the nature and extent of services offered and fee rates charged by Palm Valley to other types of clients. The Board considered the fee comparisons in view of any differences between Palm Valley’s services to the Fund and the services it provides to these other types of clients.
The Board received and considered information regarding the Fund’s gross and net total operating expense ratio and its various components, including management fees, transfer agency fees, custodian fees and other non-management fees, as well as the Fund’s fee waiver and expense reimbursement arrangements. The Board noted that Palm Valley had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The Board considered the net operating expense ratio in comparison to the average and median of the Expense Group. The Board noted that the Fund’s net expense ratio was higher than both the average and median of the Expense Group.
The Board received a description of the methodology and screening criteria used by Broadridge to determine the registered funds and share classes in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Peer Group may be imprecise, the comparative, independently selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratio. Additionally, the Board received and considered information comparing the Fund’s Management Fee Rate and net expense ratio to the Fund’s Selected Peer Group.
Based on these considerations, the Board concluded that the Management Fee Rate was reasonable in light of the services covered by the Advisory Agreement and that the expense structure of the Fund supported the continuation of the Advisory Agreement.

17

PALM VALLEY CAPITAL FUND
Additional Information
DECEMBER 31, 2024 (Unaudited)(Continued)
PROFITABILITY AND ECONOMIES OF SCALE
The Board requested and received a report on Palm Valley’s revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2024. The Board noted information regarding the extent to which Palm Valley has subsidized the Fund’s operations since inception pursuant to the Expense Limitation Agreement and whether it has recouped those subsidies. The Board further noted information about the profitability to Palm Valley from its advisory relationship with the Fund for the twelve months ended March 31, 2024.The Board received and considered a description of the expense allocation methodology used by Palm Valley in calculating profitability in connection with the continuation of the Advisory Agreement. The Board also considered Palm Valley’s financial resources and information regarding Palm Valley’s commitment with respect to the Fund and its ability and financial wherewithal to support its management of the Fund and obligations under the Advisory Agreement and Expense Limitation Agreement. The Board concluded that Palm Valley’s profit from managing the Fund had not been, and currently was not, excessive.
With respect to economies of scale, the Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the Fund’s operating history and changes in the Fund’s asset levels since it commenced operations. The Board then considered information regarding whether and the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of for shareholders. The Board considered that the Expense Limitation Agreement limits costs to shareholders and provides a means of sharing potential economies of scale with the Fund’s shareholders. The Board noted that it would continue to monitor any future growth in the Fund’s assets and the appropriateness of implementing management fee breakpoints or other methods to share benefits from economies of scale as part of its future annual review of the Advisory Agreement.
ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Board received and considered information regarding ancillary or “fall-out” benefits to Palm Valley and/or its affiliates, if any, as a result of Palm Valley’s relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. In this regard, the Board considered that Palm Valley confirmed it had benefited firm-wide from research credits generated by Fund portfolio transactions over the past twelve months. Ancillary benefits could also include benefits potentially derived from an increase in Palm Valley’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Palm Valley, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that ancillary benefits received by Palm Valley and/or its affiliates, if any, were unreasonable.
CONCLUSIONS
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

18

INVESTMENT ADVISER
Palm Valley Capital Management LLC
422 Jacksonville Drive
Jacksonville Beach, FL 32250
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
This report should be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-888-224-7256 (PALM).

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Investment Advisory Agreement under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	3/10/2025

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	3/10/2025